Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investments:
Fixed-maturity securities available for sale, at fair value (amortized cost: $1,811,359 in 2011 and $1,929,757 in 2010)	$ 1,959,156	$ 2,081,361
Equity securities available for sale, at fair value (cost: $21,329 in 2011 and $17,394 in 2010)	26,712	23,213
Trading securities, at fair value (cost: $9,793 in 2011 and $22,619 in 2010)	9,640	22,767
Policy loans	25,982	26,229
Other invested assets	14	14
Total investments	2,021,504	2,153,584
Cash and cash equivalents	136,078	126,038
Accrued investment income	21,579	22,328
Due from reinsurers	3,855,318	3,731,002
Deferred policy acquisition costs, net	904,485	738,946
Premiums and other receivables	163,845	168,026
Intangible assets	71,928	75,357
Other assets	268,485	307,342
Separate account assets	2,408,598	2,446,786
Total assets	9,851,820	9,769,409
Liabilities:
Future policy benefits	4,614,860	4,409,183
Unearned premiums	7,022	5,563
Policy claims and other benefits payable	241,754	229,895
Other policyholders’ funds	340,766	357,253
Note payable	300,000	300,000
Current income tax payable	33,177	43,224
Deferred income taxes	48,139	53,702
Other liabilities	381,496	385,549
Payable under securities lending	149,358	181,726
Separate account liabilities	2,408,598	2,446,786
Commitments and contingent liabilities (see Note 16)
Total liabilities	8,525,170	8,412,881
Stockholders’ equity:
Common stock ($.01 par value. Authorized 500,000 in 2011 and 2010 and issued 64,883 shares in 2011 and 72,843 shares in 2010)	649	728
Paid-in capital	835,232	1,010,635
Retained earnings	344,104	194,225
Accumulated other comprehensive income, net of income tax:
Unrealized foreign currency translation gains	51,248	54,893
Net unrealized investment gains (losses):
Net unrealized investment gains not other-than-temporarily impaired	97,082	98,322
Net unrealized investment losses other-than-temporarily impaired	(1,665)	(2,275)
Total stockholders’ equity	1,326,650	1,356,528
Total liabilities and stockholders’ equity	$ 9,851,820	$ 9,769,409